Label	Element	Value
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY FUNDS TRUST

MainStay Cushing MLP Premier Fund

(the “Fund”)

Supplement dated October 5, 2020 (“Supplement”)

to the Prospectus, dated August 31, 2020, the Summary Prospectus and Prospectus,

each dated March 31, 2020, as amended,

and Statement of Additional Information dated August 31, 2020, as supplemented (“SAI”)

Important Notice Regarding Changes to the Principal Investment Strategies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectuses and SAI.

At a meeting held on September 29-30, 2020, the Board of Trustees of MainStay Funds Trust considered and approved, among other related proposals: (i) modifications of the Fund’s principal investment strategies and (ii) changes to the Fund’s primary and secondary benchmarks. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a “C” corporation, under the Internal Revenue Code of 1986, beginning with the tax year which runs from December 1, 2020 through November 30, 2021. In connection with these changes, the Fund will experience increased portfolio turnover, which may cause the Fund to incur additional transaction costs and may cause all or a portion of the Fund’s current year distributions to be characterized as ordinary income rather than return of capital. The disposal of the Fund’s interest in certain MLPs may trigger a recapture of certain deductions which may result in additional liabilities incurred by the Fund.

The following changes will take effect on December 1, 2020, unless otherwise noted:

Summary Prospectus and Prospectus Changes

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Cushing MLP Premier Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	The last paragraph of the Fund’s principal investment strategies is deleted and replaced with the following:

Because of the Fund’s concentration in MLPs, it has historically not been eligible to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). However, beginning with the tax year which runs from December 1, 2020 through November 30, 2021, the Fund intends to invest in a manner consistent with, and otherwise comply with, the requirements to allow it to elect to be treated as a RIC, thereby avoiding taxation as a C-corporation under the Internal Revenue Code. As a RIC beginning with the tax year which runs from December 1, 2020 through November 30, 2021, the Fund generally will not pay corporate-level federal income taxes on any ordinary income or capital gains that is distributed to shareholders as dividends. While unlikely, the Fund may be required to pay corporate-level federal income taxes on gains built into its assets under certain circumstances. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In accordance with the tax requirements applicable to a RIC, the Fund will, beginning with February 28, 2021, the end of the first quarter of its first taxable year as a RIC, and as of the end of each quarter of its taxable year going forward, invest no more than 25% of the value of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships, which are treated as partnerships for U.S. federal income tax purposes and are defined more specifically in the provisions applicable to RICs.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
2.	The Fund’s principal risk entitled “Portfolio Management Risk” is deleted and replaced with the following:

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results.

3.	The Fund’s principal risk entitled “MLPs and Other Natural Resources Sector Companies Risks” is deleted and replaced with the following:

MLPs and Other Natural Resources Sector Companies Risks: MLPs and other natural resources sector companies are subject to certain risks, including, but not limited to, the following:

•	MLPs and other companies operating in the natural resources sector are affected by fluctuations in the prices of energy commodities;

•	the highly cyclical nature of the natural resources sector may adversely affect the earnings or operating cash flows of MLPs or the ability of an MLP to borrow money or raise capital needed to fund its continued operations;

•	a significant decrease in the production of energy commodities would reduce the revenue, operating income and operating cash flows of MLPs and other natural resources sector companies and, therefore, their ability to make distributions or pay dividends;

•	a sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of MLPs and other natural resources sector companies;

•	MLPs and other natural resources sector companies may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies;

•	the natural resources sector is highly competitive;

•	extreme weather or other conditions could result in substantial damage to the facilities of certain MLPs and other natural resources sector companies and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities;

•	the amount of cash that the Fund has available to distribute to shareholders will depend on the ability of the companies in which the Fund has an interest to make distributions or pay dividends to their investors;

•	the profitability of MLPs and other natural resources sector companies is subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations and could be adversely affected by changes in the regulatory environment;

•	there is an inherent risk that MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle and the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs, and the cost of any remediation that may become necessary, which MLPs may not be able to recover from insurance;

•	certain MLPs and other natural resources sector companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the companies’ revenues, cash flows and ability to make distributions;

•	the operations of MLPs and other natural resources sector companies are subject to many hazards inherent in their businesses and energy assets, specifically infrastructure and certain other assets, may be targeted in future terrorist attacks;

•	securities issued by MLPs are generally considered interest rate sensitive and may not provide attractive returns in periods of interest rate volatility; and

•	securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

4.	The Fund’s principal risk entitled “Tax Risks” is deleted and replaced with the following:

Tax Risks: An investment in the Fund will involve tax risks, including, but not limited to:

•	MLPs generally are not subject to U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, credits, deductions and expenses. A change in current tax law, a change in the underlying business mix of a given MLP, or an elective change by an MLP itself could result in an MLP being treated, after a taxable conversion, as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income as well as additional state and local taxes. The treatment of an MLP as a corporation for U.S. federal income tax purposes would, among other consequences, have the effect of reducing the amount of cash available for distribution by the MLP. Thus, to the extent the MLPs owned by the Fund are treated as corporations for U.S. federal income tax purposes and to the extent the Fund invests in MLP-related investments or other non-partnership entities, this could result in a reduction of the value of your investment in the Fund and lower income.

•	The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP’s tax deductions or losses generally will be treated as a return of capital to the extent of the Fund’s tax basis in the MLP equity security, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP security by the Fund. The actual portion of the distributions received by the Fund that are considered return of capital will not be known until the Fund receives a Form 1065, Schedule K-1 with respect to each of its MLP investments. Distributions received by shareholders from the Fund that are treated as return of capital would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder’s basis in the shares of the Fund, which would cause gains to be higher, or losses to be lower, upon the sale of shares by such shareholder.

•	Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, the Fund may owe a tax (the payment of which will reduce the Fund’s net assets) and distributions to the Fund’s shareholders may be taxable, even though the shareholders at the time of the recapture might not have held Shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund does not have corresponding economic gain on its investment at the time of the recapture. Losses allocated to the Fund from one MLP investment will carry forward as separate activity passive losses until such investment generates income or is itself sold, with such losses not being available in the meantime to offset income or gains allocated to the Fund from other MLP investments.

•	Individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to net taxable income from MLPs. The Fund will not be eligible for the 20% deduction and as of yet does not have regulatory authority to pass through the 20% deduction for MLP net taxable income, if any, to Fund shareholders. As a result, in comparison, investors investing directly in MLPs generally would be eligible for the 20% deduction for any such taxable income from these investments while investors investing in MLPs held indirectly, if any, through the Fund (unless applicable regulatory authority is released) would not be eligible for the 20% deduction for their share of such taxable income.

•	Changes in tax laws, regulations or interpretations of those laws or regulations in the future could adversely affect the Fund or the MLPs in which the Fund will invest.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
10.	The section entitled “Past Performance” is edited to update the corresponding paragraphs and tables below:

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the Alerian Midstream Energy Select Index as a replacement for Alerian MLP Index as its primary benchmark because it believes that the Alerian Midstream Energy Select Index is more reflective of its principal investment strategies. The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities. The Fund has selected a tiered benchmark as its secondary benchmark. The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.

The performance figures for Class A shares, Class C shares and Class I shares reflect the historical performance of the then-existing Class A shares, Class C shares and Class I shares, respectively, of The Cushing® MLP Premier Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 11, 2014, restated to reflect current sales loads (if any).

Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for classes with less than one calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities. The Fund has selected a tiered benchmark as its secondary benchmark. The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nylinvestments.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2011-2019)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2Q/16	26.27%
Worst Quarter
3Q/15	-22.59%
		As of August 31, 2020, the Class I shares of the Fund had a year to date return of -33.49%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Aug. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(33.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has selected the Alerian Midstream Energy Select Index as a replacement for Alerian MLP Index as its primary benchmark because it believes that the Alerian Midstream Energy Select Index is more reflective of its principal investment strategies. The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Alerian Midstream Energy Select Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.35%
5 Years	rr_AverageAnnualReturnYear05	(1.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Cushing MLP Premier Tiered Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	(7.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Alerian MLP Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	(7.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	(6.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2010
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.20%
5 Years	rr_AverageAnnualReturnYear05	(6.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2010
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2011	rr_AnnualReturn2011	5.61%
Annual Return 2012	rr_AnnualReturn2012	0.44%
Annual Return 2013	rr_AnnualReturn2013	21.46%
Annual Return 2014	rr_AnnualReturn2014	4.71%
Annual Return 2015	rr_AnnualReturn2015	(33.54%)
Annual Return 2016	rr_AnnualReturn2016	25.49%
Annual Return 2017	rr_AnnualReturn2017	(8.18%)
Annual Return 2018	rr_AnnualReturn2018	(12.74%)
Annual Return 2019	rr_AnnualReturn2019	12.40%
1 Year	rr_AverageAnnualReturnYear01	12.40%
5 Years	rr_AverageAnnualReturnYear05	(5.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2010
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.40%
5 Years	rr_AverageAnnualReturnYear05	(5.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Years	rr_AverageAnnualReturnYear05	(4.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.84%
5 Years	rr_AverageAnnualReturnYear05	(6.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2014